UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Equity 500 Index VIP
	Shares	Value ($)
Common Stocks 97.9%
Consumer Discretionary 12.2%
Auto Components 0.4%
BorgWarner, Inc.	4,388	444,899
Delphi Automotive PLC	10,609	619,778
Goodyear Tire & Rubber Co.*	9,286	208,471
Johnson Controls, Inc.	25,800	1,070,700

		2,343,848
Automobiles 0.8%
Ford Motor Co.	148,886	2,511,707
General Motors Co.* (a)	35,462	1,275,568
Harley-Davidson, Inc. (a)	8,441	542,250

		4,329,525
Distributors 0.1%
Genuine Parts Co. (a)	5,834	471,912
Diversified Consumer Services 0.0%
H&R Block, Inc.	10,247	273,185
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	16,675	544,272
Chipotle Mexican Grill, Inc.*	1,176	504,151
Darden Restaurants, Inc. (a)	4,858	224,877
International Game Technology	9,742	184,416
Marriott International, Inc. "A"	8,594	361,464
McDonald's Corp.	37,763	3,633,178
Starbucks Corp.	28,403	2,186,179
Starwood Hotels & Resorts Worldwide, Inc.	7,407	492,195
Wyndham Worldwide Corp.	4,939	301,131
Wynn Resorts Ltd.	3,009	475,452
Yum! Brands, Inc.	16,740	1,195,068

		10,102,383
Household Durables 0.3%
D.R. Horton, Inc. (a)	10,774	209,339
Garmin Ltd. (a)	4,662	210,676
Harman International Industries, Inc. (a)	2,537	168,025
Leggett & Platt, Inc. (a)	5,497	165,735
Lennar Corp. "A" (a)	6,387	226,100
Newell Rubbermaid, Inc. (a)	10,955	301,262
PulteGroup, Inc.	12,949	213,658
Whirlpool Corp.	2,965	434,195

		1,928,990
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	13,969	4,367,268
Expedia, Inc. (a)	4,065	210,527
Netflix, Inc.*	2,225	687,992
Priceline.com, Inc.*	1,943	1,964,276
TripAdvisor, Inc.* (a)	4,111	311,778

		7,541,841
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	4,232	199,496
Mattel, Inc.	13,038	545,771

		745,267
Media 3.6%
Cablevision Systems Corp. (New York Group) "A"	7,943	133,760
CBS Corp. "B"	21,241	1,171,654
Comcast Corp. "A"	98,694	4,456,034
DIRECTV*	19,274	1,151,621
Discovery Communications, Inc. "A"*	8,714	735,636
Gannett Co., Inc.	8,539	228,760
Interpublic Group of Companies, Inc. (a)	15,519	266,616
News Corp. "A"*	18,529	297,576
Omnicom Group, Inc.	9,745	618,223
Scripps Networks Interactive "A" (a)	4,131	322,672
Time Warner Cable, Inc.	10,786	1,203,718
Time Warner, Inc.	34,721	2,284,989
Twenty-First Century Fox, Inc.	75,022	2,513,237
Viacom, Inc. "B"	16,382	1,369,208
Walt Disney Co.	62,697	4,043,329
Washington Post Co. "B"	168	102,707

		20,899,740
Multiline Retail 0.8%
Dollar General Corp.*	11,335	639,974
Dollar Tree, Inc.*	8,361	477,915
Family Dollar Stores, Inc.	3,614	260,280
J.C. Penney Co., Inc.* (a)	11,491	101,351
Kohl's Corp. (a)	7,657	396,250
Macy's, Inc.	14,113	610,669
Nordstrom, Inc.	5,415	304,323
Target Corp. (a)	23,817	1,523,812

		4,314,574
Specialty Retail 2.3%
Abercrombie & Fitch Co. "A" (a)	3,046	107,737
AutoNation, Inc.* (a)	2,448	127,712
AutoZone, Inc.*	1,331	562,654
Bed Bath & Beyond, Inc.*	8,234	636,982
Best Buy Co., Inc.	10,093	378,488
CarMax, Inc.*	8,407	407,487
GameStop Corp. "A" (a)	4,453	221,091
Home Depot, Inc.	54,051	4,099,768
L Brands, Inc.	9,298	568,108
Lowe's Companies, Inc.	39,704	1,890,307
O'Reilly Automotive, Inc.*	4,045	516,102
PetSmart, Inc. (a)	3,891	296,728
Ross Stores, Inc.	8,280	602,784
Staples, Inc. (a)	24,813	363,511
The Gap, Inc.	10,397	418,791
Tiffany & Co.	4,157	318,509
TJX Companies, Inc.	26,855	1,514,354
Urban Outfitters, Inc.*	4,242	155,978

		13,187,091
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. (a)	10,555	575,564
Fossil Group, Inc.*	1,846	214,579
NIKE, Inc. "B"	28,245	2,051,717
PVH Corp.	3,037	360,462
Ralph Lauren Corp.	2,295	378,055
VF Corp.	3,307	658,258

		4,238,635
Consumer Staples 9.8%
Beverages 2.2%
Beam, Inc.	6,029	389,775
Brown-Forman Corp. "B"	6,130	417,637
Coca-Cola Co.	143,763	5,445,742
Coca-Cola Enterprises, Inc.	9,346	375,803
Constellation Brands, Inc. "A"*	6,269	359,840
Dr. Pepper Snapple Group, Inc. (a)	7,729	346,414
Molson Coors Brewing Co. "B"	5,890	295,266
Monster Beverage Corp.*	5,113	267,154
PepsiCo, Inc.	58,260	4,631,670

		12,529,301
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	16,459	1,894,760
CVS Caremark Corp.	46,383	2,632,235
Kroger Co.	19,607	790,946
Safeway, Inc.	8,914	285,159
Sysco Corp. (a)	22,359	711,687
Wal-Mart Stores, Inc.	61,397	4,540,922
Walgreen Co.	32,824	1,765,931
Whole Foods Market, Inc.	14,077	823,505

		13,445,145
Food Products 1.5%
Archer-Daniels-Midland Co.	24,833	914,848
Campbell Soup Co. (a)	6,775	275,810
ConAgra Foods, Inc.	16,153	490,082
General Mills, Inc.	24,280	1,163,498
Hormel Foods Corp. (a)	4,975	209,547
Kellogg Co.	9,794	575,202
Kraft Foods Group, Inc.	22,395	1,174,394
McCormick & Co., Inc.	5,027	325,247
Mead Johnson Nutrition Co.	7,631	566,678
Mondelez International, Inc. "A"	67,233	2,112,461
The Hershey Co. (a)	5,650	522,625
The JM Smucker Co.	3,903	409,971
Tyson Foods, Inc. "A" (a)	10,702	302,652

		9,043,015
Household Products 2.0%
Clorox Co. (a)	4,963	405,576
Colgate-Palmolive Co.	33,264	1,972,555
Kimberly-Clark Corp.	14,484	1,364,683
Procter & Gamble Co.	103,252	7,804,819

		11,547,633
Personal Products 0.2%
Avon Products, Inc.	16,271	335,183
Estee Lauder Companies, Inc. "A"	9,656	674,954

		1,010,137
Tobacco 1.6%
Altria Group, Inc.	75,697	2,600,192
Lorillard, Inc. (a)	14,162	634,174
Philip Morris International, Inc.	61,006	5,282,510
Reynolds American, Inc.	12,018	586,238

		9,103,114
Energy 10.2%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	16,662	818,104
Cameron International Corp.*	9,305	543,133
Diamond Offshore Drilling, Inc. (a)	2,688	167,516
Ensco PLC "A"	8,723	468,861
FMC Technologies, Inc.*	8,962	496,674
Halliburton Co.	31,998	1,540,704
Helmerich & Payne, Inc. (a)	3,991	275,180
Nabors Industries Ltd.	9,931	159,492
National Oilwell Varco, Inc.	16,117	1,258,899
Noble Corp.	9,500	358,815
Rowan Companies PLC "A"*	4,599	168,875
Schlumberger Ltd.	49,930	4,411,815

		10,668,068
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	19,060	1,772,389
Apache Corp.	15,255	1,298,811
Cabot Oil & Gas Corp.	15,848	591,447
Chesapeake Energy Corp.	19,017	492,160
Chevron Corp.	72,931	8,861,117
ConocoPhillips	46,075	3,202,673
CONSOL Energy, Inc.	8,569	288,347
Denbury Resources, Inc.*	14,098	259,544
Devon Energy Corp.	14,484	836,596
EOG Resources, Inc.	10,254	1,735,797
EQT Corp.	5,615	498,163
Exxon Mobil Corp.	166,112	14,292,277
Hess Corp.	10,929	845,249
Kinder Morgan, Inc.	25,438	904,830
Marathon Oil Corp.	26,710	931,645
Marathon Petroleum Corp.	11,822	760,391
Murphy Oil Corp.	6,662	401,852
Newfield Exploration Co.*	5,130	140,408
Noble Energy, Inc.	13,541	907,382
Occidental Petroleum Corp.	30,353	2,839,220
Peabody Energy Corp.	10,016	172,776
Phillips 66	23,070	1,333,907
Pioneer Natural Resources Co.	5,234	988,179
QEP Resources, Inc.	6,673	184,775
Range Resources Corp.	6,100	462,929
Southwestern Energy Co.*	13,253	482,144
Spectra Energy Corp.	25,208	862,870
Tesoro Corp.	5,182	227,904
Valero Energy Corp.	20,551	701,817
Williams Companies, Inc.	25,734	935,688
WPX Energy, Inc.* (a)	7,705	148,398

		48,361,685
Financials 15.9%
Capital Markets 2.1%
Ameriprise Financial, Inc.	7,404	674,356
Bank of New York Mellon Corp.	43,134	1,302,215
BlackRock, Inc.	4,755	1,286,798
Charles Schwab Corp. (a)	43,615	922,021
E*TRADE Financial Corp.*	11,017	181,781
Franklin Resources, Inc.	15,295	773,162
Invesco Ltd.	16,705	532,890
Legg Mason, Inc. (a)	4,158	139,044
Morgan Stanley	52,512	1,415,198
Northern Trust Corp.	8,915	484,887
State Street Corp.	16,815	1,105,586
T. Rowe Price Group, Inc.	9,736	700,311
The Goldman Sachs Group, Inc.	15,764	2,494,022

		12,012,271
Commercial Banks 2.7%
BB&T Corp.	26,450	892,687
Comerica, Inc.	7,050	277,135
Fifth Third Bancorp.	33,779	609,373
Huntington Bancshares, Inc.	31,174	257,497
KeyCorp	34,407	392,240
M&T Bank Corp. (a)	4,905	548,968
PNC Financial Services Group, Inc.	19,951	1,445,450
Regions Financial Corp.	53,046	491,206
SunTrust Banks, Inc.	20,268	657,089
U.S. Bancorp.	69,293	2,534,738
Wells Fargo & Co.	182,326	7,533,710
Zions Bancorp.	7,054	193,421

		15,833,514
Consumer Finance 1.0%
American Express Co.	35,021	2,644,786
Capital One Financial Corp.	22,006	1,512,692
Discover Financial Services	18,203	919,980
SLM Corp.	16,693	415,656

		5,493,114
Diversified Financial Services 5.1%
Bank of America Corp.	405,083	5,590,145
Berkshire Hathaway, Inc. "B"*	67,924	7,710,053
Citigroup, Inc.	114,621	5,560,265
CME Group, Inc.	11,857	875,995
IntercontinentalExchange, Inc.* (a)	2,741	497,272
JPMorgan Chase & Co.	142,043	7,342,203
Leucadia National Corp.	11,881	323,639
McGraw Hill Financial, Inc.	10,327	677,348
Moody's Corp.	7,306	513,831
NYSE Euronext	9,231	387,517
The NASDAQ OMX Group, Inc.	4,281	137,377

		29,615,645
Insurance 3.0%
ACE Ltd.	12,810	1,198,504
Aflac, Inc.	17,560	1,088,544
Allstate Corp.	17,643	891,854
American International Group, Inc.	55,622	2,704,898
Aon PLC	11,646	866,928
Assurant, Inc.	2,702	146,178
Chubb Corp.	9,584	855,468
Cincinnati Financial Corp.	5,468	257,871
Genworth Financial, Inc. "A"*	18,810	240,580
Hartford Financial Services Group, Inc. (a)	17,176	534,517
Lincoln National Corp. (a)	10,068	422,755
Loews Corp.	11,545	539,613
Marsh & McLennan Companies, Inc.	20,738	903,140
MetLife, Inc.	42,230	1,982,698
Principal Financial Group, Inc. (a)	10,297	440,917
Progressive Corp.	20,862	568,072
Prudential Financial, Inc.	17,556	1,369,017
The Travelers Companies, Inc.	14,175	1,201,615
Torchmark Corp.	3,466	250,765
Unum Group	10,197	310,397
XL Group PLC	10,874	335,137

		17,109,468
Real Estate Investment Trusts 1.9%
American Tower Corp. (REIT)	14,922	1,106,168
Apartment Investment & Management Co. "A" (REIT)	5,677	158,615
AvalonBay Communities, Inc. (REIT) (a)	4,579	581,945
Boston Properties, Inc. (REIT)	5,726	612,109
Equity Residential (REIT) (a)	12,708	680,768
HCP, Inc. (REIT)	17,144	702,047
Health Care REIT, Inc. (REIT) (a)	10,750	670,585
Host Hotels & Resorts, Inc. (REIT) (a)	28,012	494,972
Kimco Realty Corp. (REIT) (a)	15,327	309,299
Plum Creek Timber Co., Inc. (REIT) (a)	6,104	285,850
Prologis, Inc. (REIT)	18,858	709,438
Public Storage (REIT)	5,458	876,282
Simon Property Group, Inc. (REIT)	11,735	1,739,479
The Macerich Co. (REIT)	5,184	292,585
Ventas, Inc. (REIT)	11,078	681,297
Vornado Realty Trust (REIT)	6,631	557,402
Weyerhaeuser Co. (REIT)	22,081	632,179

		11,091,020
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	10,575	244,600
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	17,716	160,330
People's United Financial, Inc. (a)	11,989	172,402

		332,732
Health Care 12.8%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	7,351	853,892
Amgen, Inc.	28,432	3,182,678
Biogen Idec, Inc.*	8,944	2,153,357
Celgene Corp.*	15,527	2,390,071
Gilead Sciences, Inc.*	57,766	3,630,016
Regeneron Pharmaceuticals, Inc.* (a)	2,946	921,715
Vertex Pharmaceuticals, Inc.*	8,788	666,306

		13,798,035
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	58,729	1,949,215
Baxter International, Inc.	20,421	1,341,455
Becton, Dickinson & Co. (a)	7,311	731,246
Boston Scientific Corp.*	50,796	596,345
C.R. Bard, Inc.	2,971	342,259
CareFusion Corp.*	7,928	292,543
Covidien PLC	17,341	1,056,761
DENTSPLY International, Inc. (a)	5,316	230,768
Edwards Lifesciences Corp.*	4,304	299,688
Intuitive Surgical, Inc.*	1,513	569,297
Medtronic, Inc.	37,592	2,001,774
St. Jude Medical, Inc.	10,925	586,017
Stryker Corp.	11,084	749,168
Varian Medical Systems, Inc.*	4,077	304,674
Zimmer Holdings, Inc.	6,487	532,842

		11,584,052
Health Care Providers & Services 2.0%
Aetna, Inc.	14,032	898,329
AmerisourceBergen Corp.	8,710	532,181
Cardinal Health, Inc.	12,887	672,057
CIGNA Corp.	10,578	813,025
DaVita HealthCare Partners, Inc.*	6,650	378,385
Express Scripts Holding Co.*	30,761	1,900,415
Humana, Inc.	5,903	550,927
Laboratory Corp. of America Holdings* (a)	3,374	334,498
McKesson Corp.	8,655	1,110,436
Patterson Companies, Inc.	3,146	126,469
Quest Diagnostics, Inc. (a)	5,641	348,557
Tenet Healthcare Corp.* (a)	3,835	157,964
UnitedHealth Group, Inc.	38,434	2,752,259
WellPoint, Inc.	11,324	946,800

		11,522,302
Health Care Technology 0.1%
Cerner Corp.*	11,250	591,187
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	12,478	639,497
Life Technologies Corp.*	6,489	485,572
PerkinElmer, Inc. (a)	4,220	159,305
Thermo Fisher Scientific, Inc. (a)	13,530	1,246,789
Waters Corp.*	3,227	342,740

		2,873,903
Pharmaceuticals 5.8%
AbbVie, Inc.	59,976	2,682,726
Actavis, Inc.* (a)	6,540	941,760
Allergan, Inc.	11,166	1,009,965
Bristol-Myers Squibb Co.	62,206	2,878,894
Eli Lilly & Co.	37,347	1,879,674
Forest Laboratories, Inc.*	8,901	380,874
Hospira, Inc.* (a)	6,321	247,910
Johnson & Johnson	106,293	9,214,540
Merck & Co., Inc.	110,381	5,255,239
Mylan, Inc.*	14,352	547,816
Perrigo Co. (a)	3,550	437,999
Pfizer, Inc.	249,743	7,170,122
Zoetis, Inc.	18,836	586,186

		33,233,705
Industrials 10.5%
Aerospace & Defense 2.6%
Boeing Co.	26,175	3,075,562
General Dynamics Corp.	12,511	1,094,963
Honeywell International, Inc.	29,652	2,462,302
L-3 Communications Holdings, Inc. (a)	3,380	319,410
Lockheed Martin Corp.	10,145	1,293,995
Northrop Grumman Corp.	8,625	821,618
Precision Castparts Corp.	5,514	1,253,001
Raytheon Co.	12,246	943,799
Rockwell Collins, Inc. (a)	5,062	343,507
Textron, Inc. (a)	10,831	299,044
United Technologies Corp.	31,867	3,435,900

		15,343,101
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc. (a)	6,124	364,745
Expeditors International of Washington, Inc.	7,765	342,126
FedEx Corp.	11,231	1,281,569
United Parcel Service, Inc. "B" (a)	27,212	2,486,361

		4,474,801
Airlines 0.2%
Delta Air Lines, Inc.	32,539	767,595
Southwest Airlines Co.	26,431	384,835

		1,152,430
Building Products 0.0%
Masco Corp.	13,220	281,322
Commercial Services & Supplies 0.5%
ADT Corp. (a)	7,548	306,902
Cintas Corp.	3,927	201,062
Iron Mountain, Inc.	6,433	173,820
Pitney Bowes, Inc. (a)	7,673	139,572
Republic Services, Inc.	10,236	341,473
Stericycle, Inc.*	3,241	374,011
Tyco International Ltd.	17,472	611,171
Waste Management, Inc. (a)	16,510	680,872

		2,828,883
Construction & Engineering 0.2%
Fluor Corp.	6,143	435,907
Jacobs Engineering Group, Inc.*	4,880	283,919
Quanta Services, Inc.*	8,141	223,959

		943,785
Electrical Equipment 0.8%
AMETEK, Inc.	9,226	424,580
Eaton Corp. PLC	17,825	1,227,073
Emerson Electric Co.	26,864	1,738,101
Rockwell Automation, Inc.	5,266	563,146
Roper Industries, Inc.	3,733	496,004

		4,448,904
Industrial Conglomerates 2.4%
3M Co.	24,481	2,923,276
Danaher Corp.	22,576	1,564,968
General Electric Co.	384,230	9,179,255

		13,667,499
Machinery 1.7%
Caterpillar, Inc.	24,001	2,000,963
Cummins, Inc. (a)	6,539	868,837
Deere & Co.	14,439	1,175,190
Dover Corp.	6,452	579,583
Flowserve Corp.	5,421	338,216
Illinois Tool Works, Inc.	15,618	1,191,185
Ingersoll-Rand PLC	10,202	662,518
Joy Global, Inc. (a)	4,047	206,559
PACCAR, Inc.	13,333	742,115
Pall Corp.	4,207	324,107
Parker Hannifin Corp. (a)	5,627	611,768
Pentair Ltd. (Registered)	7,464	484,712
Snap-on, Inc.	2,191	218,005
Stanley Black & Decker, Inc.	6,106	553,020
Xylem, Inc.	6,820	190,483

		10,147,261
Professional Services 0.2%
Dun & Bradstreet Corp. (a)	1,482	153,906
Equifax, Inc.	4,575	273,814
Nielsen Holdings NV	8,172	297,869
Robert Half International, Inc.	5,190	202,565

		928,154
Road & Rail 0.9%
CSX Corp.	38,530	991,762
Kansas City Southern	4,129	451,548
Norfolk Southern Corp.	11,882	919,073
Ryder System, Inc.	1,880	112,236
Union Pacific Corp.	17,489	2,716,741

		5,191,360
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	10,355	520,339
W.W. Grainger, Inc. (a)	2,335	611,093

		1,131,432
Information Technology 17.5%
Communications Equipment 1.9%
Cisco Systems, Inc.	202,245	4,736,578
F5 Networks, Inc.* (a)	3,027	259,596
Harris Corp.	4,138	245,383
JDS Uniphase Corp.*	8,939	131,493
Juniper Networks, Inc.*	19,275	382,801
Motorola Solutions, Inc. (a)	8,909	529,016
QUALCOMM, Inc.	64,699	4,358,125

		10,642,992
Computers & Peripherals 3.9%
Apple, Inc.	34,276	16,341,083
Dell, Inc.	55,308	761,591
EMC Corp.	78,460	2,005,438
Hewlett-Packard Co.	72,660	1,524,407
NetApp, Inc. (a)	12,815	546,175
SanDisk Corp.	9,171	545,766
Seagate Technology PLC	11,631	508,740
Western Digital Corp.	8,018	508,341

		22,741,541
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	6,021	465,905
Corning, Inc.	55,551	810,489
FLIR Systems, Inc.	5,486	172,260
Jabil Circuit, Inc.	6,864	148,811
Molex, Inc.	5,240	201,845
TE Connectivity Ltd.	15,647	810,202

		2,609,512
Internet Software & Services 2.3%
Akamai Technologies, Inc.* (a)	6,606	341,530
eBay, Inc.*	44,008	2,455,206
Google, Inc. "A"*	10,554	9,244,354
VeriSign, Inc.* (a)	5,111	260,099
Yahoo!, Inc.*	35,760	1,185,802

		13,486,991
IT Services 3.5%
Accenture PLC "A"	24,297	1,789,231
Automatic Data Processing, Inc.	18,280	1,323,106
Cognizant Technology Solutions Corp. "A"*	11,363	933,130
Computer Sciences Corp.	5,472	283,121
Fidelity National Information Services, Inc.	11,033	512,373
Fiserv, Inc.*	4,906	495,751
International Business Machines Corp.	38,847	7,193,687
MasterCard, Inc. "A"	3,915	2,633,934
Paychex, Inc. (a)	12,201	495,849
Teradata Corp.* (a)	6,114	338,960
Total System Services, Inc.	6,128	180,286
Visa, Inc. "A"	19,478	3,722,246
Western Union Co.	20,964	391,188

		20,292,862
Office Electronics 0.1%
Xerox Corp.	43,619	448,840
Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	11,997	445,809
Analog Devices, Inc.	11,580	544,839
Applied Materials, Inc.	45,247	793,632
Broadcom Corp. "A"	20,775	540,358
First Solar, Inc.*	2,554	102,696
Intel Corp.	188,011	4,309,212
KLA-Tencor Corp.	6,292	382,868
Lam Research Corp.*	6,098	312,157
Linear Technology Corp.	8,885	352,379
LSI Corp.	20,717	162,007
Microchip Technology, Inc. (a)	7,358	296,454
Micron Technology, Inc.*	38,815	678,098
NVIDIA Corp. (a)	21,581	335,800
Teradyne, Inc.*	7,262	119,968
Texas Instruments, Inc.	41,780	1,682,481
Xilinx, Inc.	9,933	465,460

		11,524,218
Software 3.3%
Adobe Systems, Inc.*	17,631	915,754
Autodesk, Inc.*	8,571	352,868
CA, Inc.	12,609	374,109
Citrix Systems, Inc.*	7,047	497,589
Electronic Arts, Inc.*	11,504	293,927
Intuit, Inc.	11,191	742,075
Microsoft Corp.	286,004	9,526,793
Oracle Corp.	134,521	4,462,062
Red Hat, Inc.*	7,090	327,133
Salesforce.com, Inc.* (a)	20,733	1,076,250
Symantec Corp.	26,241	649,465

		19,218,025
Materials 3.5%
Chemicals 2.5%
Air Products & Chemicals, Inc. (a)	7,984	850,855
Airgas, Inc.	2,534	268,731
CF Industries Holdings, Inc.	2,155	454,339
Dow Chemical Co.	45,586	1,750,502
E.I. du Pont de Nemours & Co.	34,926	2,045,266
Eastman Chemical Co.	5,831	454,235
Ecolab, Inc.	10,246	1,011,895
FMC Corp.	5,178	371,366
International Flavors & Fragrances, Inc.	3,021	248,628
LyondellBasell Industries NV "A"	16,909	1,238,246
Monsanto Co.	20,112	2,099,089
PPG Industries, Inc.	5,376	898,115
Praxair, Inc.	11,137	1,338,779
Sigma-Aldrich Corp.	4,519	385,471
The Mosaic Co.	12,860	553,237
The Sherwin-Williams Co.	3,305	602,105

		14,570,859
Construction Materials 0.1%
Vulcan Materials Co. (a)	4,844	250,968
Containers & Packaging 0.2%
Avery Dennison Corp. (a)	3,668	159,631
Ball Corp.	5,619	252,181
Bemis Co., Inc. (a)	3,932	153,387
MeadWestvaco Corp.	6,753	259,180
Owens-Illinois, Inc.*	6,261	187,955
Sealed Air Corp.	7,334	199,412

		1,211,746
Metals & Mining 0.6%
Alcoa, Inc. (a)	40,705	330,524
Allegheny Technologies, Inc. (a)	3,892	118,784
Cliffs Natural Resources, Inc. (a)	5,594	114,677
Freeport-McMoRan Copper & Gold, Inc.	39,173	1,295,843
Newmont Mining Corp.	18,742	526,650
Nucor Corp.	11,983	587,407
United States Steel Corp. (a)	5,334	109,827

		3,083,712
Paper & Forest Products 0.1%
International Paper Co.	16,758	750,759
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	200,383	6,776,953
CenturyLink, Inc. (a)	22,453	704,575
Frontier Communications Corp. (a)	36,959	154,119
Verizon Communications, Inc.	108,092	5,043,573
Windstream Holdings, Inc. (a)	22,712	181,696

		12,860,916
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	11,055	807,346
Utilities 3.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	18,294	793,045
Duke Energy Corp.	26,576	1,774,745
Edison International	12,273	565,294
Entergy Corp.	6,708	423,879
Exelon Corp.	32,247	955,801
FirstEnergy Corp.	15,755	574,270
NextEra Energy, Inc.	16,003	1,282,801
Northeast Utilities	11,849	488,771
Pepco Holdings, Inc. (a)	9,497	175,315
Pinnacle West Capital Corp.	4,091	223,941
PPL Corp.	23,829	723,925
Southern Co.	33,128	1,364,211
Xcel Energy, Inc.	18,707	516,500

		9,862,498
Gas Utilities 0.1%
AGL Resources, Inc.	4,401	202,578
ONEOK, Inc.	7,768	414,190

		616,768
Independent Power Producers & Energy Traders 0.1%
AES Corp.	23,173	307,969
NRG Energy, Inc. (a)	12,236	334,410

		642,379
Multi-Utilities 1.2%
Ameren Corp.	9,195	320,354
CenterPoint Energy, Inc.	16,145	386,996
CMS Energy Corp.	10,120	266,358
Consolidated Edison, Inc. (a)	11,026	607,974
Dominion Resources, Inc.	21,789	1,361,377
DTE Energy Co. (a)	6,563	433,027
Integrys Energy Group, Inc. (a)	2,994	167,335
NiSource, Inc.	11,690	361,104
PG&E Corp.	17,005	695,844
Public Service Enterprise Group, Inc. (a)	19,052	627,382
SCANA Corp.	5,148	237,014
Sempra Energy	8,673	742,409
TECO Energy, Inc.	7,974	131,890
Wisconsin Energy Corp. (a)	8,641	348,923

		6,687,987

Total Common Stocks (Cost $388,005,887)		564,270,488

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.085% **, 10/17/2013 (Cost $609,984)	610,000	609,993

	Shares	Value ($)
Securities Lending Collateral 6.9%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $39,990,599)	39,990,599	39,990,599
Cash Equivalents 2.1%
Central Cash Management Fund, 0.05% (b) (Cost $11,887,079)	11,887,079	11,887,079

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $440,493,549) †	107.0	616,758,159
Other Assets and Liabilities, Net	(7.0)	(40,145,200)

Net Assets	100.0	576,612,959

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $471,579,150.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $145,179,009.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $197,338,721 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,159,712.

(a)	All or a portion of these securities were on loan. The value of securities loaned at September 30, 2013 amounted to $38,950,759 which is 6.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 Index	USD	12/20/2013	153	12,808,395	(19,876)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$564,270,488	$—	$—	$564,270,488
Government & Agency Obligation	—	609,993	—	609,993
Short-Term Investments(e)	51,877,678	—	—	51,877,678
Total	$616,148,166	$609,993	$—	$616,758,159
Liabilities
Derivatives(f)
Futures Contacts	$(19,876)	$—	$—	$(19,876)
Total	$(19,876)	$—	$—	$(19,876)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(19,876)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013